OPERATING SEGMENTS DISCLOSURES (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT

	For the Three Months Ended March 31, 2025
	North American Brokerage	Other Segments	Total
Revenues	$351,749	$2,232	$353,981
Cost of sales	319,249	796	320,045
Gross Profit	$32,500	$1,436	$33,936

Operating Expenses(1)(2)	35,401	3,744	39,145
Operating Loss	$(2,901)	$(2,308)	$(5,209)

Reconciliation of profit or loss (segment profit/loss)
Other income (expenses), net			122
Finance expenses, net			(34)
Net Loss			$(5,121)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED

	For the Three Months Ended March 31, 2024
	North American Brokerage	Other Segments	Total
Revenues	$199,252	$1,491	$200,743
Cost of sales	179,468	516	179,984
Gross Profit	$19,784	$975	$20,759

Operating Expenses(1)(2)	34,421	2,056	36,477
Operating Loss	$(14,637)	$(1,081)	$(15,718)

Reconciliation of profit or loss (segment profit/loss)
Other income (expenses), net			173
Finance expenses, net			(552)
Net Loss			$(16,097)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.

[2]	Operating expenses includes Revenue share expense of approximately $9,064 thousand and is recorded in the North American Brokerage segment.

SCHEDULE OF DEPRECIATION AND AMORTIZATION	Depreciation and Amortization (in thousands)
	For the Three Months Ended
	March 31, 2025	March 31, 2024
North American Brokerage	$184	$131
Other Segments	195	195
Total	$379	$326

SCHEDULE OF REVENUE GEOGRAPHY

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	For the Three Months Ended
	March 31, 2025	March 31, 2024
United States	$320,492	$176,489
Canada	33,489	24,254
Total revenue by region	$353,981	$200,743